IMPAIRMENT OF ASSETS (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) segment	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Impairment of assets
Impairment of property, plant and equipment	R$ 0	R$ 0	R$ 0
Number of operating segments | segment	4
Impairment of goodwill	R$ 0	R$ 0	R$ 0
Period for projecting the cash flows for the goodwill impairment test	five years
Discount rate | Sensitivity analysis, increase of 5%
Impairment of assets
Sensitivity analysis, percent of increase	0.50%	0.50%
Perpetuity growth rate | Sensitivity analysis, decrease of 5%
Impairment of assets
Sensitivity analysis, percent of decrease	0.50%	0.50%
North America
Impairment of assets
Book value in the Brazil segment	R$ 6,432,000	R$ 10,426,000
Recoverable amount exceeding other segments	4,213,000	7,116,000
North America | Discount rate | Sensitivity analysis, increase of 5%
Impairment of assets
Book value in the Brazil segment	R$ 5,075,000	R$ 8,749,000
North America | Post-tax discount rates
Impairment of assets
Discount rate	10.25%	9.75%
North America | Pre-tax discount rates
Impairment of assets
Discount rate	12.99%	12.28%
North America | Perpetuity growth rate
Impairment of assets
Growth rate	3.00%	3.00%
North America | Perpetuity growth rate | Sensitivity analysis, decrease of 5%
Impairment of assets
Book value in the Brazil segment	R$ 5,431,000	R$ 9,161,000
Special Steel
Impairment of assets
Book value in the Brazil segment	2,832,000	5,299,000
Recoverable amount exceeding other segments	1,578,000	3,442,000
Special Steel | Discount rate | Sensitivity analysis, increase of 5%
Impairment of assets
Book value in the Brazil segment	R$ 2,067,000	R$ 4,329,000
Special Steel | Post-tax discount rates
Impairment of assets
Discount rate	11.00%	10.75%
Special Steel | Pre-tax discount rates
Impairment of assets
Discount rate	14.04%	13.81%
Special Steel | Perpetuity growth rate
Impairment of assets
Growth rate	3.00%	3.00%
Special Steel | Perpetuity growth rate | Sensitivity analysis, decrease of 5%
Impairment of assets
Book value in the Brazil segment	R$ 2,271,000	R$ 4,586,000
South America
Impairment of assets
Book value in the Brazil segment	749,000	1,074,000
Recoverable amount exceeding other segments	614,000	831,000
South America | Discount rate | Sensitivity analysis, increase of 5%
Impairment of assets
Book value in the Brazil segment	R$ 657,000	R$ 953,000
South America | Post-tax discount rates
Impairment of assets
Discount rate	19.00%	18.00%
South America | Pre-tax discount rates
Impairment of assets
Discount rate	28.44%	26.47%
South America | Perpetuity growth rate
Impairment of assets
Growth rate	3.00%	3.00%
South America | Perpetuity growth rate | Sensitivity analysis, decrease of 5%
Impairment of assets
Book value in the Brazil segment	R$ 702,000	R$ 1,011,000
Brazil
Impairment of assets
Book value in the Brazil segment	1,678,000	3,632,000
Amount by which units recoverable amount is below of its carrying amount	501,000	1,357,000
Brazil | Discount rate | Sensitivity analysis, increase of 5%
Impairment of assets
Book value in the Brazil segment	R$ 343,000	R$ 2,306,000
Brazil | Post-tax discount rates
Impairment of assets
Discount rate	11.75%	11.75%
Brazil | Pre-tax discount rates
Impairment of assets
Discount rate	15.06%	15.56%
Brazil | Perpetuity growth rate
Impairment of assets
Growth rate	3.00%	3.00%
Brazil | Perpetuity growth rate | Sensitivity analysis, decrease of 5%
Impairment of assets
Book value in the Brazil segment	R$ 719,000	R$ 2,673,000